The Advisors’ Inner Circle Fund III	Democracy International Fund
March 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 50.7%
	Shares	Fair Value
Belgium — 0.4%
Ageas	14	$849
Anheuser-Busch InBev	30	1,895

		2,744

Canada — 8.0%
Agnico Eagle Mines	21	1,214
Alimentation Couche-Tard, Cl B	46	1,483
Bank of Montreal	25	2,228
Bank of Nova Scotia	39	2,440
Barrick Gold	101	2,003
BCE	27	1,219
Brookfield Asset Management, Cl A	44	1,957
Canadian Imperial Bank of Commerce	17	1,664
Canadian National Railway	24	2,785
Canadian Natural Resources	56	1,731
Canadian Pacific Railway	5	1,910
CGI, Cl A*	13	1,083
Constellation Software	1	1,396
Enbridge	60	2,185
Fortis	26	1,128
Magna International	13	1,145
Manulife Financial	85	1,828
Nutrien	28	1,508
Rogers Communications, Cl B	15	692
Royal Bank of Canada	40	3,688
Shopify, Cl A*	4	4,416
Sun Life Financial	25	1,263
Suncor Energy	62	1,296
TC Energy	29	1,329
TELUS	48	956
Toronto-Dominion Bank	54	3,521
Waste Connections	10	1,080
Wheaton Precious Metals	22	840

		49,988

Denmark — 1.8%
Coloplast, Cl B	6	905
DSV PANALPINA	8	1,573
Genmab*	4	1,319
Novo Nordisk, Cl B	54	3,667
Orsted	11	1,781
Vestas Wind Systems	9	1,852

		11,097

Finland — 0.9%
Kone, Cl B	15	1,228
Neste	21	1,117
Nokia*	215	860
Nordea Bank Abp	153	1,513

The Advisors’ Inner Circle Fund III	Democracy International Fund
March 31, 2021 (Unaudited)

COMMON STOCK (continued)
	Shares	Fair Value
Finland (continued)
UPM-Kymmene	29	$1,044

		5,762

France — 6.9%
Air Liquide	15	2,456
Airbus*	20	2,269
AXA	69	1,856
BNP Paribas	34	2,073
Capgemini	5	853
Cie de Saint-Gobain	20	1,183
Cie Generale des Etablissements Michelin SCA	6	900
Danone	21	1,444
Dassault Systemes	5	1,072
Engie	90	1,281
EssilorLuxottica	10	1,632
Hermes International	1	1,109
Kering	2	1,383
Legrand	12	1,119
L’Oreal	6	2,304
LVMH Moet Hennessy Louis Vuitton	6	4,006
Orange	81	1,000
Pernod Ricard	7	1,317
Safran	14	1,909
Sanofi	28	2,773
Schneider Electric	17	2,602
TOTAL	71	3,319
Vinci	19	1,951
Worldline*	12	1,008

		42,819

Germany — 6.1%
adidas	7	2,190
Allianz	12	3,061
BASF	36	2,997
Bayer	33	2,093
Bayerische Motoren Werke	13	1,352
BioNTech ADR*	8	874
Daimler	23	2,055
Delivery Hero*	7	909
Deutsche Bank*	72	862
Deutsche Boerse	8	1,332
Deutsche Post	29	1,592
Deutsche Telekom	91	1,836
Deutsche Wohnen	16	748
E.ON	86	1,003
Fresenius & Co	19	848
Infineon Technologies	40	1,700
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	6	1,852
RWE	32	1,257

The Advisors’ Inner Circle Fund III	Democracy International Fund
March 31, 2021 (Unaudited)

COMMON STOCK (continued)
	Shares	Fair Value
Germany (continued)
SAP	34	$4,173
Siemens	23	3,784
Vonovia	21	1,375

		37,893

Ireland — 0.7%
CRH PLC	25	1,170
Flutter Entertainment PLC*	6	1,292
ICON PLC*	4	785
Ryanair Holdings PLC*	60	1,167

		4,414

Italy — 1.3%
Enel	289	2,885
Eni	113	1,394
Ferrari	4	838
Intesa Sanpaolo	686	1,863
Snam	228	1,267

		8,247

Netherlands — 3.6%
Adyen*	1	2,237
Akzo Nobel	9	1,008
ASML Holding	10	6,076
Heineken	10	1,030
ING Groep	137	1,680
Just Eat Takeaway.com*	10	924
Koninklijke Ahold Delhaize	58	1,619
Koninklijke DSM	8	1,357
Koninklijke Philips	32	1,830
NXP Semiconductors	8	1,611
Prosus	13	1,448
Stellantis*	49	869
Wolters Kluwer	12	1,045

		22,734

Spain — 1.4%
Amadeus IT Group*	20	1,419
Banco Santander	608	2,070
Iberdrola	240	3,099
Industria de Diseno Textil	40	1,321
Telefonica	217	973

		8,882

Sweden — 2.6%
Atlas Copco, Cl A	32	1,952
Castellum	46	1,016
Essity, Cl B	36	1,140
Evolution Gaming Group	6	885
H & M Hennes & Mauritz, Cl B*	34	768
Hexagon, Cl B	15	1,386
Investor, Cl B	23	1,838

The Advisors’ Inner Circle Fund III	Democracy International Fund
March 31, 2021 (Unaudited)

COMMON STOCK (continued)
	Shares	Fair Value
Sweden (continued)
Kinnevik*	19	$926
Nibe Industrier, Cl B	33	1,025
Sandvik	43	1,177
Swedbank	57	1,006
Telefonaktiebolaget LM Ericsson, Cl B	106	1,405
Volvo, Cl B	69	1,749

		16,273

Switzerland — 6.5%
ABB	60	1,821
Alcon	19	1,336
Cie Financiere Richemont, Cl A	15	1,446
Credit Suisse Group	87	915
Geberit	2	1,279
LafargeHolcim	23	1,357
Lonza Group	3	1,684
Nestle	83	9,290
Novartis	69	5,922
Partners Group Holding	1	1,283
Roche Holding	22	7,140
Sika	5	1,434
STMicroelectronics	25	956
Swiss Re	12	1,185
UBS Group	101	1,570
Zurich Insurance Group	5	2,143

		40,761

United Kingdom — 10.5%
Anglo American PLC	42	1,647
Ashtead Group PLC	18	1,075
AstraZeneca PLC	39	3,899
BAE Systems PLC	160	1,115
Barclays PLC	559	1,434
Barratt Developments PLC	82	845
BHP Group PLC	63	1,821
BP PLC	627	2,549
British American Tobacco PLC	73	2,794
Compass Group PLC*	70	1,412
Croda International PLC	17	1,489
Diageo PLC	77	3,176
Experian PLC	43	1,481
Ferguson PLC	9	1,076
GlaxoSmithKline PLC	165	2,932
Glencore PLC*	458	1,796
HSBC Holdings PLC	545	3,182
Informa PLC*	116	896
Legal & General Group PLC	314	1,209
Lloyds Banking Group PLC	2,404	1,411
London Stock Exchange Group PLC	15	1,436
Mondi PLC	44	1,123

The Advisors’ Inner Circle Fund III	Democracy International Fund
March 31, 2021 (Unaudited)

COMMON STOCK (continued)
	Shares	Fair Value
United Kingdom (continued)
National Grid PLC	142	$1,693
Prudential PLC	80	1,700
Reckitt Benckiser Group PLC	25	2,241
RELX PLC	75	1,882
Rio Tinto PLC	39	2,987
Royal Dutch Shell PLC, Cl B	249	4,726
Smith & Nephew PLC	55	1,046
SSE PLC	54	1,084
Standard Chartered PLC	133	917
Taylor Wimpey PLC	331	824
Unilever PLC	84	4,701
Vodafone Group PLC	957	1,741

		65,340

Total Common Stock (Cost $316,954)		316,954

EXCHANGE TRADED FUNDS — 48.6%
iShares MSCI Australia ETF	337	8,354
iShares MSCI Austria ETF	221	4,849
iShares MSCI Brazil ETF	242	8,095
iShares MSCI Chile ETF	52	1,781
iShares MSCI China ETF	55	4,494
iShares MSCI India ETF	214	9,027
iShares MSCI Indonesia ETF	76	1,661
iShares MSCI Israel ETF*	62	3,999
iShares MSCI Japan ETF	241	16,513
iShares MSCI Malaysia ETF*	34	921
iShares MSCI Mexico ETF	50	2,191
iShares MSCI Philippines ETF	48	1,403
iShares MSCI Poland ETF	155	2,805
iShares MSCI Russia ETF	35	1,381
iShares MSCI South Africa ETF	85	4,197
iShares MSCI Taiwan ETF	346	20,746
iShares MSCI Thailand ETF	28	2,302
Vanguard FTSE Emerging Markets ETF	850	44,243
Vanguard FTSE Pacific ETF	2,019	164,872

Total Exchange Traded Funds (Cost $303,834)		303,834

The Advisors’ Inner Circle Fund III	Democracy International Fund
March 31, 2021 (Unaudited)

PREFERRED STOCK — 0.4%
	Shares	Fair Value
Germany — 0.4%
Henkel & Co#	11	$1,239
Volkswagen#	5	1,402

Total Preferred Stock (Cost $2,641)		2,641

Total Investments - 99.7% (Cost $623,429)		$623,429

Percentages are based on Net Assets of $625,000.

*	Non-income producing security.
#	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

FTSE — Financial Times Stock Exchange

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

As of March 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

The Advisors’ Inner Circle Fund III	Democracy International Fund
March 31, 2021 (Unaudited)

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Investment companies are valued at Net Asset Value.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees (the “Board”). The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Trust’s Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of March 31, 2021, there were no securities valued in accordance with the Fair Value Procedures.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset values. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Democracy Investment Management, LLC (the “Adviser”), the investment adviser of the Fund, becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

• Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment spreads, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

• Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For details of investment classifications, reference the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended March 31, 2021, there have been no significant changes to the Fund’s fair value methodology.

DEM-QH-001-0100